Schedule of continuity of digital assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Digital Assets Digital Assets Loaned And Digital Assets Staked
Opening balance	$ 515,586,931	$ 555,838,900
Digital assets acquired	57,259,984	273,427,760
Digital assets disposed	(18,000,229)	(87,878,518)
Digital assets earned from staking, lending and fees	6,363,485	13,072,141
Realized gain (loss) on digital assets	(85,268,411)	48,283,105
Net change in unrealized gains and losses on digital assets	78,095,358	(282,272,597)
Settlement of Genesis loan		(6,100,598)
Digital assets transferred in from (out to) equity investments at FVTPL	23,557,655	2,749,352
Digital assets in from (out to) ETP sales	10,461,896
Foreign exchange gain (loss) / Fees / Other	(311,930)	(1,532,614)
Ending balance	$ 587,744,739	$ 515,586,931